Lease obligations (Tables)	6 Months Ended
Jun. 30, 2026
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending June 30:

2027	$239
2028	223
2029	225
2030	97
2031	24
$808

Schedule of payments for lease obligations

The following table presents payments for lease obligations:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Principal payments	$82	$86	$163	$172
Interest payments	12	11	26	23
Short-term lease payments	39	63	102	124
	$133	$160	$291	$319